EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

NOTE 16 - EARNINGS PER SHARE

The factors used in the earnings per share computation, at September 30, 2013 and 2012, follow (dollars in thousands):

	September 30,
	2013	2012
Basic
Net income	$2,156	$1,579
Less: Net income attributable to participating securities	(45)	-
Net income available to common shareholders	$2,111	$1,579

Weighted average common shares outstanding	3,359,638	3,372,375
Less: Average unallocated ESOP shares	(256,291)	(267,238)
Average participating shares	(61,753)	-
Average shares	3,041,594	3,105,137

Basic earnings per common share	$0.69	$0.51

Diluted
Net income	$2,111	$1,579

Weighted average common shares outstanding for basic earnings per common share	3,041,594	3,105,137
Add: Dilutive effects of assumed exercises of stock options	-	-

Average shares and dilutive potential common shares	3,041,594	3,105,137

Diluted earnings per common share	$0.69	$0.51

There were no potentially dilutive securities outstanding as of September 30, 2013 or 2012. Stock options of 290,000 shares of common stock were not considered in computing diluted earnings per common share for 2013 because they were antidilutive.